Selected Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data (unaudited)
Selected Quarterly Financial Data (unaudited)
The following tables set forth selected unaudited quarterly consolidated statements of operations data for each of the eight quarters in years 2015 and 2014 (in thousands, except per share data):

	Quarter Ended
	Mar 31, 2014	Jun 30, 2014	Sept 30, 2014	Dec 31, 2014	Mar 31, 2015	Jun 30, 2015	Sept 30, 2015	Dec 31, 2015
Total revenue	8,376	10,533	12,209	14,487	15,951	18,510	19,539	21,315
Gross profit	1,793	3,116	5,054	7,870	8,779	10,256	10,852	11,660
Net loss	$(24,281)	$(21,776)	$(20,199)	$(19,684)	$(19,643)	$(21,212)	$(20,007)	$(19,058)
Net loss per share, basic and diluted	$(0.90)	$(0.24)	$(0.23)	$(0.22)	$(0.21)	$(0.23)	$(0.21)	$(0.20)